Changes in Capital Accounts, Class A, July, August 2022 Warrants (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Aug. 12, 2022 $ / shares shares	Jul. 18, 2022 $ / shares shares	Jun. 01, 2022 $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) Date	Mar. 01, 2023 $ / shares
Equity Offerings [Abstract]
Number of shares of common stock that can be purchased with each warrant (in shares)		1	1
Deemed dividend due to triggering of a down-round feature | $				$ 0	$ 0	$ 789
Number of dates down round features were triggered | Date						8
Common stock, shares outstanding (in shares)				12,432,158	12,432,158
Class A Warrant [Member]
Equity Offerings [Abstract]
Number of securities included in each unit (in shares)			1
Exercise price of warrant (in dollars per share) | $ / shares			$ 15.75
Expiration period of warrant				5 years
June Warrants [Member]
Equity Offerings [Abstract]
Common stock, shares outstanding (in shares)				567,366	567,366
July Warrants [Member]
Equity Offerings [Abstract]
Number of securities included in each unit (in shares)		1
Exercise price of warrant (in dollars per share) | $ / shares							$ 1.65
Expiration period of warrant				5 years 6 months
Number of shares of common stock that can be purchased with warrants (in shares)		1,133,333
Direct offering (in shares)		1,133,333
Deemed dividend due to triggering of a down-round feature | $						$ 256
Common stock, shares outstanding (in shares)				1,033,333	1,033,333
August Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares							$ 1.65
Expiration period of warrant				5 years
Number of shares of common stock that can be purchased with warrants (in shares)	2,222,222
Direct offering (in shares)	2,222,222
Deemed dividend due to triggering of a down-round feature | $						$ 533
Common stock, shares outstanding (in shares)				2,122,222	2,122,222
Common Stock [Member]
Equity Offerings [Abstract]
Number of securities included in each unit (in shares)		1	1
Common Stock [Member] | July Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares		$ 5.25
Common Stock [Member] | August Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares	$ 6.75
Underwritten Public Offering [Member]
Equity Offerings [Abstract]
Units issued (in shares)			508,000
Share price (in dollars per share) | $ / shares			$ 15.75